Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions			6.00%	6.00%	6.00%	6.00%
Pension costs			$ 217,186	$ 7,735	$ 277,041	$ 291,333
Expected contribution to defined benefit plans	$ 513,781	$ 18,297	533,777
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs			11,184	$ 398	11,567	$ 11,137
Accrued pension liabilities			$ 346,015		$ 335,109		$ 12,322
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation			9 years	9 years	10 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation			16 years	16 years	14 years